United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2011

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio

Portfolio of Investments

August 31, 2011 (unaudited)

Foreign Currency Par Amount Or Shares			Value in U.S. Dollars
		BONDS – 37.8%
		AUSTRALIAN DOLLAR – 1.4%
		Sovereign – 1.4%
52,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$58,309
		BRITISH POUND – 3.8%
		Sovereign – 3.8%
84,500		United Kingdom, Government of, 4.75%, 3/7/2020	161,468
		CANADIAN DOLLAR – 1.8%
		Sovereign – 1.8%
65,000		Canada, Government of, Bond, 4.00%, 6/1/2016	73,651
		DANISH KRONE – 0.8%
		Sovereign – 0.8%
163,000		Denmark, Government of, 5.00%, 11/15/2013	34,174
		EURO – 12.9%
		Sovereign – 12.9%
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	131,634
117,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	165,229
82,000		Finland, Government of, Sr. Unsub., 4.25%, 7/4/2015	129,689
75,000		Germany, Government of, Bond, 3.25%, 7/4/2015	116,668
		TOTAL EURO	543,220
		JAPANESE YEN – 15.2%
		Banking – 4.4%
13,500,000		European Investment Bank, 1.40%, 6/20/2017	185,081
		Sovereign – 10.8%
14,650,000		Japan, Government of, 0.40%, 6/20/2015	192,427
18,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	259,176
		TOTAL JAPANESE YEN	451,603
		NORWEGIAN KRONE – 0.7%
		Banking – 0.7%
150,000		KFW, Foreign Gov't. Guarantee, (Series EMTN), 4.00%, 12/15/2014	28,772
		SWEDISH KRONA – 1.2%
		Sovereign – 1.2%
295,000		Sweden, Government of, 4.50%, 8/12/2015	51,606
		TOTAL BONDS (IDENTIFIED COST $1,486,421)	1,587,884
		MUTUAL FUND – 60.2%
85,928	[1]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $2,233,045)	2,529,899
		TOTAL INVESTMENTS — 98.0% (IDENTIFIED COST $3,719,466)[2]	4,117,783
		OTHER ASSETS AND LIABILITIES - NET — 2.0%[3]	85,784
		TOTAL NET ASSETS — 100%	$4,203,567

At August 31, 2011, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/15/2011	86,400 Canadian Dollar	$86,869	$1,324
9/15/2011	50,597 Euro	5,591,168 Japanese Yen	$(104)
9/15/2011	109,000 Canadian Dollar	$110,047	$1,216
9/15/2011	104,340 Canadian Dollar	8,079,568 Japanese Yen	$950
9/15/2011	105,000 Australian Dollar	8,478,750 Japanese Yen	$2,736
9/15/2011	64,000 Australian Dollar	$68,420	$(147)
9/15/2011	87,000 British Pound	137,156 Australian Dollar	$(1,967)
9/15/2011	51,928 Swiss Franc	64,000 Australian Dollar	$(3,270)
9/15/2011	83,200 British Pound	$136,161	$(1,126)
9/15/2011	104,803 British Pound	119,000 Euro	$(1,518)
9/15/2011	116,000 Australian Dollar	$120,501	$3,245
9/15/2011	88,000 Australian Dollar	7,229,464 Japanese Yen	$2,260
9/15/2011	7,165,400 Japanese Yen	88,000 Australian Dollar	$2,227
9/15/2011	8,477,700 Japanese Yen	105,000 Australian Dollar	$1,304
9/15/2011	64,000 Australian Dollar	52,516 Swiss Franc	$1,589
9/15/2011	136,857 Australian Dollar	87,000 British Pound	$3,210
9/15/2011	119,000 Euro	104,774 British Pound	$(631)
9/15/2011	4,097,052 Japanese Yen	52,763 Canadian Dollar	$288
9/15/2011	4,044,922 Japanese Yen	51,577 Canadian Dollar	$622
9/15/2011	5,591,168 Japanese Yen	50,301 Euro	$860
9/15/2011	2,156,876 Japanese Yen	$28,004	$168
9/15/2011	8,075,631 Japanese Yen	$105,513	$(33)
9/15/2011	8,100,600 Japanese Yen	$105,545	$261
9/28/2011	265,000 Euro	$376,329	$4,205

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
9/15/2011	52,763 Canadian Dollar	4,097,052 Japanese Yen	$(633)
9/15/2011	51,577 Canadian Dollar	4,044,922 Japanese Yen	$(437)
9/15/2011	109,000 Canadian Dollar	$110,124	$(1,138)
9/15/2011	86,400 Canadian Dollar	$87,343	$(850)
9/15/2011	50,301 Euro	5,591,168 Japanese Yen	$(74)
9/15/2011	104,774 British Pound	119,000 Euro	$1,490
9/15/2011	116,000 Australian Dollar	$121,208	$(2,537)
9/15/2011	64,000 Australian Dollar	$69,585	$1,312
9/15/2011	88,000 Australian Dollar	7,165,400 Japanese Yen	$(2,512)
9/15/2011	97,500 Australian Dollar	$104,189	$179
9/15/2011	87,000 British Pound	136,857 Australian Dollar	$1,583
9/15/2011	83,200 British Pound	$136,922	$1,887
9/15/2011	105,000 Australian Dollar	8,477,700 Japanese Yen	$(2,584)
9/15/2011	52,516 Swiss Franc	64,000 Australian Dollar	$1,489
9/15/2011	137,156 Australian Dollar	87,000 British Pound	$(3,144)
9/15/2011	64,000 Australian Dollar	51,928 Swiss Franc	$(538)
9/15/2011	8,478,750 Japanese Yen	105,000 Australian Dollar	$(1,470)
9/15/2011	7,229,464 Japanese Yen	88,000 Australian Dollar	$(2,811)
9/15/2011	119,000 Euro	104,803 British Pound	$706
9/15/2011	8,079,568 Japanese Yen	104,340 Canadian Dollar	$24
9/15/2011	5,591,168 Japanese Yen	50,597 Euro	$(258)
9/15/2011	8,100,600 Japanese Yen	$105,599	$(207)
9/15/2011	8,075,631 Japanese Yen	$105,444	$(36)
9/15/2011	2,156,876 Japanese Yen	$28,062	$(110)
9/15/2011	14,859,000 Japanese Yen	$194,535	$455
9/28/2011	265,000 Euro	$384,820	$4,288
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$11,743

Net Unrealized Appreciation on Foreign Exchange Contracts are included in “Other Assets and Liabilities — Net.”

1	Affiliated holding.
2	At August 31, 2011, the cost of investments for federal tax purposes was $3,728,249. The net unrealized appreciation from investments was $389,534. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $391,096 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,562.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments In Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$1,587,884	$ —	$1,587,884
Mutual Fund	2,529,899	—	—	2,529,899
TOTAL SECURITIES	$2,529,899	$1,587,884	$ —	$4,117,783
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$11,743	$ —	$11,743
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include foreign exchange contacts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011